Goodwill - Activity (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Abstract]
Goodwill at beginning of period	$ 2,272	$ 2,272
Goodwill Recognized (Note 5A)	1,289	0
Goodwill Reclassified to Assets Held for Sale (Note 16)	(88)	0
Goodwill at end of period	$ 3,473	$ 2,272